Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Listed Funds Trust
Entity Central Index Key	0001683471
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Core Alternative ETF
Shareholder Report [Line Items]
Fund Name	Core Alternative ETF
Class Name	Core Alternative ETF
Trading Symbol	CCOR
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Core Alternative ETF for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.corealtfunds.com/fund. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.corealtfunds.com/fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Alternative ETF	$67	1.32%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.32%
Updated Performance Information Location [Text Block]	Visit https://www.corealtfunds.com/fund for more recent performance information.
Net Assets	$ 122,572,029
Holdings Count | $ / shares	41
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$122,572,029
Number of Holdings	41
Portfolio Turnover	5%
30-Day SEC Yield	1.38%

Holdings [Text Block]

Top 10 Issuers	(%)
Fiserv, Inc.	3.2%
Morgan Stanley	3.2%
Microsoft Corp.	3.1%
Air Products & Chemicals, Inc.	3.1%
Alphabet, Inc.	3.1%
Southern Co.	3.0%
UnitedHealth Group, Inc.	3.0%
Waste Management, Inc.	2.9%
Walmart, Inc.	2.9%
Paychex, Inc.	2.9%

Top Sectors	(%)
Technology	19.7%
Consumer, Non-cyclical	19.7%
Financial	16.7%
Industrial	11.1%
Consumer, Cyclical	9.6%
Utilities	5.7%
Communications	5.4%
Energy	5.3%
Basic Materials	4.3%
Cash & Other	2.5%

Updated Prospectus Web Address	https://www.corealtfunds.com/fund